Baker&Hostetler LLP
312 Walnut Street
Suite 3200
Cincinnati, OH 45202-4074
T 513.929.3400
F 513.929.0303
www.bakerlaw.com
Eric J. Geppert
direct dial: 513.929.3405
egeppert@bakerlaw.com
October 3, 2006
VIA EDGAR
Jeffrey P. Riedler
Assistant Director
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE
Washington, D.C. 20549-6010

Re:	DCP Holding Company Amendment No. 2 to Registration Statement on Form 10-12G Filed October 3, 2006 File No. 0-51954
Dear Mr. Riedler:
On behalf of DCP Holding Company (the “Company”), this letter responds to the Staff’s comment letter dated August 28, 2006 regarding the captioned Registration Statement. The Company’s responses are numbered to correspond to the numbering of the comments in the Staff’s letter. All responses to the Staff’s comments are set forth herein or in Amendment No. 2 to the Registration Statement (“Amendment No. 2”), which has been filed with the Commission today via EDGAR. We are delivering courtesy copies of a marked version of Amendment No. 2 to James Peklenk, James Atkinson, Sonia Barros and you by hand delivery. All page number references in the text of the following responses are to page numbers in the filed version of Amendment No. 2.
Item I. Business, pages 8 and 9
General
1.	We note your response to our prior comment 4 and your revised disclosure on page 9. Please also revise your disclosure to name the third party dental carrier.

The requested disclosure has been added at page 9.

Jeffrey P. Riedler
Securities and Exchange Commission
October 3, 2006

2.	We note your response to our prior comment 5 and reissue that comment in part. Please revise your disclosure to name the parties to the equipment and capital leases. In addition, if the delays in the implementation of the new system have had a material impact on your business, please add appropriate risk factor disclosure.

The requested disclosure has been added at page 8. The delay in implementation of the Company’s new dental plan administration system did not have a material impact on the Company’s business.
Our Products, pages 5 — 7
3.	We note your response to our prior comment 10 and your revised disclosure that your HMO premiums are “comparable to premiums charged by PPO’s.” Please provide us supplemental support for this statement.

While the Company believes that its HMO premiums are comparable to those charged by PPO’s, it does not have any independent, third-party data to support its belief. The references to comparability of HMO and PPO premiums have, therefore, been removed at page 5.
Item 1A. Risk Factors, pages 13 — 17
4.	Some of your risk factors as currently written contain mitigating disclosure. For example, see your statement that, “Repayment of the entire balance would currently have no material impact on our capital and surplus balance and no material impact on our risk-based capital requirements.” in the risk factor regarding a loan default on pages 15-16. See also the statement that, “During the last five years, we have retained approximately 99% of our dental providers under contract.” In the risk factor regarding failure to maintain contracts on page 14, it is inappropriate to provide mitigating disclosure in the risk factor discussion. Please review each risk factor and revise accordingly.

As requested, the risk factors containing mitigating disclosure have been revised.
The financial strength rating assigned to Dental Care Plus may be downgraded..., page 14
5.	We note your response to our prior comment 21 and reissue that comment. Please revise your disclosure to briefly explain the meaning of each rating. Your explanation should explain what is meant by “marginal” and “fair.”

As requested, the disclosure has been revised.

Jeffrey P. Riedler
Securities and Exchange Commission
October 3, 2006

If an event of default occurs under the loan documents..., page 15
6.	We note your response to our prior comment 27 and reissue that comment in part. Please revise your disclosure to describe the material payments that are due in the near future.

The requested disclosure has been added.
A decrease in the working capital and liquidity..., page 16
7.	We note your response to our prior comment 29 and reissue that comment in part. Please also revise your disclosure to describe the impact on your surplus balance and level of regulatory action if you were forced to liquidate portfolio investments.

The requested disclosure and discussion has been added.
Failure to maintain adequate financial and management processes and controls..., page 17
8.	We note your response to our prior comment 31 and reissue that comment as it relates to this risk factor. This risk factor as currently written could still apply to any issuer that has filed an initial registration statement. Please revise the risk factor so that it addresses your situation more specifically.

This risk factor has been deleted as it applies to any issuer that has filed an initial registration statement.
Management’s Discussion and Analysis of Financial Condition and Results of Operations, pages 17 - 35
Liquidity And Capital Resources And Changes in Financial Condition, page 26
Provider Withheld Payments, page 28
9.	Refer to your response to comment 42. Please expand your disclosure here to include management’s expectations as to the trends and amounts of provider withheld payments expected in future periods. Disclose the minimum and maximum amounts likely to be authorized for payment in relation to the estimated annual withholdings. In addition provide a more robust discussion of the factors that the Board considers in determining the amount of this payment to make.

The requested disclosure and discussion has been added.

Jeffrey P. Riedler
Securities and Exchange Commission
October 3, 2006

Financial Condition, page 29
10.	We note your response to our prior comment 35 and reissue that comment in part. Please revise your disclosure to name the commercial bank that has granted you a line of credit.

The requested disclosure has been added.
Critical Accounting Policies, page 31
Liability for Claims Payable, page 31 — 34
Liability for Provider Withheld Payments, page 33 — 34
11.	Refer to your response to comment 37. We believe your disclosure in the Critical Accounting Estimates section of MD&A regarding the estimation of the Liability for Provider Withheld Payments could be improved to better explain the judgments and uncertainties surrounding this estimate and the potential impact on your financial statements. We believe in order to meet the principal objectives of MD&A this disclosure should enable the investor to understand 1) management’s process for establishing the estimate 2) the reasons for changes in the historical estimate 3) whether and to what extent management has adjusted their assumptions and used in the most recent estimate for trends and other factors identified from past experience and 4) the potential variability in the most recent estimate and the impact this variability may have on reported results, financial condition and liquidity. Please keep this objective in mind in drafting your responses to comments listed below. Please also consider providing any additional information, in disclosure-type format, to achieve this objective.
a.	Please identify and describe those key assumptions that materially affect the estimate. Discuss whether and to what extent management has adjusted each of the key assumptions and the provisions for uncertainty used in calculating the most recent estimate of the liability given the historical changes, current trends observed and/or other factors as discussed in 1 above. This discussion should reconcile the historical changes, the current trends and/or other factors observed to what management has calculated as it most recent key assumptions.

As added to the disclosure on pages 33 and 34, we do not estimate the provider withhold payment component of the claims payable liability. More detailed disclosure has been added at pages 28, 33 and 34 regarding historical practices and changes, current trends and potential future outcomes with respect to the provider withhold and authorized payments.

b.	Refer to the table on page 33. Please identify which of these scenarios, if any, is a reasonably likely change that management

Jeffrey P. Riedler
Securities and Exchange Commission
October 3, 2006

would expect to see instead of this apparent range of hypothetical changes.

The requested disclosure has been added.
Financial Statements — December 31, 2005
Notes to Consolidated Financial Statements, page F-8
Premium Revenue, page F-9
12.	Refer to your response to Comment 41. Please explain to us the classification difference between “Premiums” and “ASO Fees” in the table on page five. Also clarify how the “Premiums” in that table comply with the revenue recognition policy described here.

Footnotes have been added to the table on page 5, which explain the classification difference between “Premiums” and “ASO Fees.” The Premium Revenue footnote appearing on page F-9 has been revised. Based on the Company’s interpretation of the Financial Accounting Standards Board’s Emerging Issues Task Force (“EITF”) EITF 99-19, “Reporting Revenue Gross as a Principal versus Net as an Agent,” it recognizes self-insured premium revenue on a gross basis because: (i) the Company is the primary obligor under its contracts with participating dental service providers, (ii) the Company establishes the pricing for dental services provided, (iii) the Company controls the relationship with the dental service providers, and (iv) the Company has credit risk in its contractual relationships with self-insured employer groups.
The Company believes that the foregoing is responsive to the Staff’s comments. If the staff has any questions or comments regarding this filing, please call the undersigned at (513) 929-3405 or Eleni Stratigeas of this office at (513) 929-3413.
Sincerely,
/s/ Eric J. Geppert

cc:	James Peklenk James Atkinson Sonia Barros Anthony A. Cook Robert C. Hodgkins, Jr. Thomas W. Kahle Eleni V. Stratigeas